Other financing arrangements	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Other financing arrangements	Other financing arrangements:

	2021	2020
Other financing arrangements	$1,363.1	$879.5
Deferred financing fees	(23.3)	(13.7)
Other financing arrangements	1,339.8	865.8
Current portion of other financing arrangements	(100.5)	(64.1)
Other financing arrangements	$1,239.3	$801.7
The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the acquisition of vessels.
Under these arrangements, the Company has agreed to transfer the vessels to the counterparties and lease the vessels back from the counterparties over the applicable lease term as a financing lease arrangement. In the arrangements where the shipbuilding contracts are novated to the counterparties, the counterparties assume responsibility for the remaining payments under the shipbuilding contracts.
In certain of the arrangements, the counterparties are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term, supervises the vessels’ construction before the lease term begins, if applicable, and/or is required to purchase the vessels from the counterparties at the end of the lease term. As a result, in most cases, the Company is considered to be the primary beneficiary of the counterparties and consolidates the counterparties for financial reporting purposes. In all cases, these arrangements are considered failed-sales. The vessels are recorded as an asset and the obligations under these arrangements are recorded as a liability. The terms of the leases are as follows:
(i)COSCO Faith - 13100 TEU vessel:
Under this arrangement, the counterparty has provided financing of $109,000,000. The 12-year lease term began in March 2012, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. At the end of the lease, the Company will have the option to purchase the vessel from the lessor for $1. In January 2020, the Company made a prepayment of $48,316,000 on the remaining balance of the arrangement.
(ii)Leases for three 4500 TEU vessels:
Under these arrangements, the counterparty has provided refinancing of $150,000,000. The five year lease terms began in March 2015. At delivery, the Company sold and leased the vessels back over the terms of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. The remaining balance was paid in March 2020.
(iii)Leases for five 11000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $420,750,000. The 17-year lease terms began between August 2017 and January 2018, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 3.3% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. In October 2020, the Company made a prepayment of $71,084,000 on the remaining principal balance of one of the 11000 TEU vessels under sales-leaseback financing arrangement. In January 2021, the Company made a payment of $69,166,000 to early terminate a sale-leaseback financing arrangement secured by one 11,000 TEU vessel. In March 2021, the Company entered into a new sale-leaseback financing arrangement of $83,700,000, secured by the same 11,000 TEU vessel as described in note 15 (vii).
15.    Other financing arrangements (continued):
(iv)Leases for four 12000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $337,732,000. The 10-year lease terms began in March and April 2020, which were the vessels’ delivery dates. Lease payments include interest components based on one month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.
(v)Leases for two 13000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $138,225,000. The 10-year lease terms began in August and September 2020, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.
(vi)Leases for two 12000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $158,400,000. The 10-year and 12-year lease terms began in October and November 2020, respectively, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels throughout their respective lease terms at a pre-determined purchase price.
(vii)Leases for three vessels:
In April 2021, the counterparty provided refinancing of $235,000,000 in sale-leaseback financing for three vessels ranging in size between 10,000 TEU and 13,100 TEU. The lease terms, ranging between 96 and 162 months, began in April 2021. Lease payments include interest components based on one three LIBOR plus a 2.75% margin. The Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(viii)Leases for three 12200 TEU vessels
In April 2021, the counterparty provided sale-leaseback financing of $243,000,000. The 12-year lease term for one of the vessels began in November 2021, which was the vessel’s delivery date. The amounts drawn on this facility for the other two vessels relate to installments on vessel under construction. Lease payments include interest components based on one month LIBOR plus a 2.95% margin. At delivery, the Company sells and leases the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(ix)Leases for two 12200 TEU vessels
In May 2021, the counterparty provided sale-leaseback financing of $162,000,000. The 10-year lease terms began in September and November 2021, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.95% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
15.    Other financing arrangements (continued):
(x)Leases for six 7000 TEU vessels
In October 2021, the counterparty provided sale-leaseback financing of $445,000,000. Lease payments include interest components based on three month LIBOR plus a 2.45% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase four of the vessels at a pre-determined purchase price. For all six vessels, the Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2021, the amounts drawn on this facility relate to the first advance.
(xi)Leases for eight vessels
In June 2021, the counterparty provided sale-leaseback financing of $895,320,000 for eight vessels ranging in size from 160000 TEU to 24000 TEU. Lease payments include interest components based on three month LIBOR plus a 2.80% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2021, no amounts have been drawn under this facility.
(xii)Leases for six 15500 TEU vessels
In August 2021, the counterparty provided sale-leaseback financing of $661,826,000. Lease payments include interest components based on one month LIBOR plus a 2.50% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2021, no amounts have been drawn under this facility.
(xiii)Leases for six 15000 TEU and four 7000 TEU vessels
In November 2021, the counterparty provided sale-leaseback financing of $889,141,000. Lease payments include interest components based on three month LIBOR plus a 2.45% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2021, no amounts have been drawn under this facility.
(xiv)Leases for two 12000 TEU vessels
In December 2021, the Company entered into a $169,500,000 financing arrangement to finance two vessels upon delivery. Lease payments include interest components based on a secured overnight financing rate plus a credit spread and a 1.8% margin. No amounts have been drawn under the financing as of December 31, 2021.
In May 2021, the Company repaid $59,300,000 upon early termination of a sale-leaseback financing arrangement secured by a 13,100 TEU vessel.
The weighted average rate of interest, including the margin, was 3.08% at December 31, 2021 (December 31, 2020 – 3.12%).
Based on amounts funded for other financing arrangements, payments due to lessors would be as follows:

2022	$101.0
2023	101.4
2024	102.6
2025	97.4
2026	94.2
Thereafter	866.5
$1,363.1